OTHER INTANGIBLE ASSETS (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Brands
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Effect of 1% decrease in discount rate utilized (in percent)	£ 50
Brands
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Growth rate used to extrapolate cash flow projections (in percent)	2.50%
The Group
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Intangible assets	£ 4,112	£ 3,781
The Group | Brands
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Effect of 1% decrease in discount rate utilized (in percent)	50
The Group | Brands
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Intangible assets	£ 380	£ 380
Discount rate used in current estimate of value in use (in percent)	9.31%
Growth rate used to extrapolate cash flow projections (in percent)	2.50%